INCOME AND SOCIAL CONTRIBUTION TAXES - Income and Social Contribution taxes payable (Details) - BRL (R$)	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income taxes payable	R$ 149,763,000	R$ 80,828,000
Social contribution taxes payable	50,907,000	26,674,000
Total	200,670,000	107,502,000
Current	3,515,000	3,064,000
Non-current	197,155,000	104,438,000
Income tax and social contribution liabilities	R$ 198,205	R$ 104,438